Balance Sheet Details (Details) - USD ($)	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2020
Deferred Offering Costs		$ 2,600,000
Balance Sheet [Member]
Prepaid Insurance	$ 769,416		$ 68,003
Prepaid External Development Costs	0		7,050
Deferred Offering Costs	55,718		0
Total Prepaid Expenses	825,134		75,053
Accrued Interest Payable	0		49,169
Accrued Research And Development Costs	235,384		0
Accrued Compensation And Benefits	766,207		84,308
Total Accrued And Other Current Liabilities	$ 1,001,591		$ 133,477